Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2019 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs' subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008
StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008
StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008
Hangzhou NetEase Leihuo Technology Co., Ltd. ("HZ Leihuo", formerly known as Hangzhou NetEase Leihuo Network Co., Ltd. )	Hangzhou, China 2009

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31,	December 31,
	2018	2019
	RMB	RMB
Total assets	10,355,050	14,400,564
Total liabilities	9,778,359	12,272,634

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	40,566,998	43,231,277	49,455,146
Net income	355,697	224,253	344,134

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(152,931)	356,907	(249,387)
Net cash provided by/ (used in) investing activities	122,286	(720,675)	(495,160)
Net cash provided by financing activities	4,000	229,862	26,520